Document and Entity Information	6 Months Ended
Jun. 30, 2018
Documentand Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Trading Symbol	BTI
Entity Registrant Name	British American Tobacco p.l.c.
Entity Central Index Key	0001303523
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer